Trade and other payables (Details) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [Abstract]
Trade payables	£ 5,783	£ 15,729
Other taxation and social security	620	522
Pension Liability	2	1
Accruals	19,323	13,249
Trade and other payables	£ 25,728	£ 29,501